Fair Value Measurements Fair Value Measurements (Narrative) (Details) (USD $) In Millions, unless otherwise specified	5 Months Ended
	Jun. 02, 2011	Jul. 02, 2011	Dec. 25, 2010	Jun. 26, 2010	Dec. 26, 2009
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Foreign Currency Forward Contract, Fair Value		$ (2.8)	$ (1.6)
Cash and cash equivalents		116.1	248.7	121.3	112.4
Interest rate spread, basis points	62.5
Senior Notes Due 2021 [Member]
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Stated interest rate		4.75%
Estimate of Fair Value
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value		388
Carrying Value
Fair Value, Assets Measured on Recurring Basis, Financial Statement Captions [Line Items]
Debt Instrument, Fair Value		$ 396